Athene Variable Life
Account A
Financial Statements
December 31, 2020

Athene Variable Life Account A
Index
December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Life Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Athene Variable Life Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Athene Variable Life Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II (1)
The Alger Funds Capital Appreciation Portfolio (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio (1)
The Alger Funds Mid Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Mid-Cap Portfolio (1)	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio (1)
The Alger Funds Small Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Fund (1)	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio (1)
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund (1)	Invesco Variable Investment Funds High Yield Fund (1)	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio (1)
American Century Variable Portfolios, Inc. VP Value Fund (1)	Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund (2)	Lord Abbett Series Fund, Inc. Growth and Income Portfolio (1)
American Century Variable Portfolios, Inc. VP Ultra Fund (1)	Invesco Variable Investment Funds Core Equity Fund (1)	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (1)
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund (1)	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio (1)	Vanguard Variable Insurance Funds Real Estate Index Portfolio (1)
BNY Mellon Investment Portfolios Stock Index Fund (1)	Wells Fargo Advantage Funds Discovery Fund (1)	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (1)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio (1)	Janus Henderson Portfolio Overseas Portfolio (1)	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (1)
Fidelity Variable Insurance Products Overseas Portfolio (1)	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II (1)	Vanguard Variable Insurance Funds Small Company Growth Portfolio (1)
PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products Growth Portfolio (1)	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio (1)	Vanguard Variable Insurance Funds Capital Growth Portfolio (1)
(1)    Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2)    Statement of operations for the period January 1, 2020 to April 30, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation) and for the year ended December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Life Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Life Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2021

We have served as the auditor of one or more of the subaccounts of Athene Variable Life Account A since 2011.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Assets
Investments in shares of mutual funds, at fair value	$37,939	$178,226	$47,651	$825	$377,873	$526,152
Total Assets	$37,939	$178,226	$47,651	$825	$377,873	$526,152

Net assets in the accumulation period	$37,939	$178,226	$47,651	$825	$377,873	$526,152
Net assets	$37,939	$178,226	$47,651	$825	$377,873	$526,152

Accumulation unit value low	$63.441	$92.638	$57.092	$69.024	$39.252	$37.195
Accumulation unit value high	$65.969	$104.394	$85.686	$69.024	$39.561	$50.472

Accumulation units outstanding	596	1,708	577	11	9,614	11,535

Shares of mutual funds owned	406	1,783	1,434	18	36,758	47,104

Investments, at cost	$22,416	$123,771	$25,425	$518	$335,654	$394,053
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$49,674	$2,363	$1,334,543	$91,126
Total Assets	$49,674	$2,363	$1,334,543	$91,126

Net assets in the accumulation period	$49,674	$2,363	$1,334,543	$91,126
Net assets	$49,674	$2,363	$1,334,543	$91,126

Accumulation unit value low	$61.790	$38.210	$46.544	$42.208
Accumulation unit value high	$61.790	$38.210	$49.316	$42.208

Accumulation units outstanding	804	61	28,113	2,158

Shares of mutual funds owned	1,808	50	20,765	4,781

Investments, at cost	$26,723	$1,690	$800,888	$79,694
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857
Total Assets	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857

Net assets in the accumulation period	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857
Net assets	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857

Accumulation unit value low	$21.318	$37.338	$52.151	$20.394	$43.474	$12.362
Accumulation unit value high	$29.915	$61.574	$58.615	$20.394	$43.474	$12.362

Accumulation units outstanding	15,143	9,884	21,098	23,711	15,158	76,434

Shares of mutual funds owned	13,697	3,941	24,073	34,320	17,019	944,857

Investments, at cost	$256,490	$247,752	$733,978	$443,741	$560,113	$944,857
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

				Lazard	Wells Fargo
				Retirement	Advantage
	Invesco Variable Investment Funds			Series, Inc.	Fund
		Van Kampen		Retirement
	High	V.I. Mid-Cap	Core	U.S. Small
	Yield	Growth	Equity	Cap Equity	Discovery
	Fund	Fund[1]	Fund	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$36,733	$—	$38,570	$448,224	$4,700
Total Assets	$36,733	$—	$38,570	$448,224	$4,700

Net assets in the accumulation period	$36,733	$—	$38,570	$448,224	$4,700
Net assets	$36,733	$—	$38,570	$448,224	$4,700

Accumulation unit value low	$26.924	$—	$33.707	$38.998	$83.607
Accumulation unit value high	$26.924	$—	$33.707	$62.502	$83.607

Accumulation units outstanding	1,364	—	1,144	8,078	56

Shares of mutual funds owned	6,983	—	1,268	27,549	96

Investments, at cost	$37,524	$—	$40,577	$432,341	$2,953
(Continued)

1 The fund liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Assets
Investments in shares of mutual funds, at fair value	$760,548	$382,917	$935,794	$225,775	$187,601
Total Assets	$760,548	$382,917	$935,794	$225,775	$187,601

Net assets in the accumulation period	$760,548	$382,917	$935,794	$225,775	$187,601
Net assets	$760,548	$382,917	$935,794	$225,775	$187,601

Accumulation unit value low	$36.860	$28.461	$67.839	$32.567	$104.525
Accumulation unit value high	$51.110	$28.461	$67.839	$32.567	$104.525

Accumulation units outstanding	16,034	13,455	13,794	6,932	1,796

Shares of mutual funds owned	19,904	14,671	18,454	9,851	3,237

Investments, at cost	$633,927	$364,228	$323,289	$194,602	$105,987
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$280,481	$6,387	$10,907	$832,642
Total Assets	$280,481	$6,387	$10,907	$832,642

Net assets in the accumulation period	$280,481	$6,387	$10,907	$832,642
Net assets	$280,481	$6,387	$10,907	$832,642

Accumulation unit value low	$25.508	$40.318	$28.319	$27.044
Accumulation unit value high	$25.508	$40.318	$28.319	$27.044

Accumulation units outstanding	10,996	158	385	30,789

Shares of mutual funds owned	11,643	356	873	23,831

Investments, at cost	$258,079	$5,327	$10,312	$745,971
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353
Total Assets	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353

Net assets in the accumulation period	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353
Net assets	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353

Accumulation unit value low	$45.601	$29.960	$18.733	$44.669	$52.360	$60.671
Accumulation unit value high	$45.601	$29.960	$18.733	$44.669	$52.360	$60.671

Accumulation units outstanding	5,839	9,956	12,665	5,481	1,504	4,901

Shares of mutual funds owned	10,331	23,998	18,522	5,042	3,218	6,577

Investments, at cost	$206,289	$295,932	$219,103	$168,854	$65,191	$167,711
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small	VP Disciplined	VP
	Growth	Appreciation	Growth	Cap Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Income
Dividends	$54	$—	—	7	$6,307	$10,176
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	54	—	—	7	6,307	10,176

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	12,615	22,194	611	49	3,271	8,415
Capital gain distributions	4,819	22,760	5,148	47	15,913	10,868
Net realized gain (loss) on investments	17,434	44,954	5,759	96	19,184	19,283

Net change in unrealized appreciation
(depreciation) on investments	6,224	17,175	13,136	255	12,390	(20,857)
Net increase (decrease) in net assets
resulting from operations	$23,712	$62,129	$18,895	$358	$37,881	$8,602
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Income
Dividends	$—	$47	$19,577	$766
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	—	47	19,577	766

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	10,243	855	102,960	(579)
Capital gain distributions	4,413	51	77,369	4,362
Net realized gain (loss) on investments	14,656	906	180,329	3,783

Net change in unrealized appreciation
(depreciation) on investments	6,079	(99)	19,811	4,279
Net increase (decrease) in net assets
resulting from operations	$20,735	$854	$219,717	$8,828
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$682	148	$854	$10,307	$3,439	$2,466
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	682	148	854	10,307	3,439	2,466

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	24,366	35,973	88,274	663	3,449	—
Capital gain distributions	1,448	33,738	5,756	168	—	—
Net realized gain (loss) on investments	25,814	69,711	94,030	831	3,449	—

Net change in unrealized appreciation
(depreciation) on investments	23,939	57,445	204,873	29,720	98,950	—
Net increase (decrease) in net assets
resulting from operations	$50,435	$127,304	$299,757	$40,858	$105,838	$2,466
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

				Lazard	Wells Fargo
				Retirement	Advantage
	Invesco Variable Investment Funds			Series, Inc.	Fund
		Van Kampen		Retirement
	High	V.I. Mid-Cap	Core	U.S. Small
	Yield	Growth	Equity	Cap Equity	Discovery
	Fund	Fund[2]	Fund	Portfolio	Fund

Income
Dividends	$2,056	$—	$560	$749	$—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	2,056	—	560	749	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(73)	(5,130)	477	(2,994)	2,445
Capital gain distributions	—	6,498	9,656	28,629	599
Net realized gain (loss) on investments	(73)	1,368	10,133	25,635	3,044

Net change in unrealized appreciation
(depreciation) on investments	(819)	(1,937)	(5,181)	3,034	52
Net increase (decrease) in net assets
resulting from operations	$1,164	$(569)	$5,512	$29,418	$3,096
(Continued)

2 The fund liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Income
Dividends	$8,833	$6,740	—	$3,085	—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	8,833	6,740	—	3,085	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(3,745)	1,103	64,893	5,704	35,766
Capital gain distributions	—	8,146	29,203	7,993	10,516
Net realized gain (loss) on investments	(3,745)	9,249	94,096	13,697	46,282

Net change in unrealized appreciation
(depreciation) on investments	106,928	(11,514)	157,429	14,717	4,529
Net increase (decrease) in net assets
resulting from operations	$112,016	$4,475	$251,525	$31,499	$50,811
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$2,738	$57	$397	$12,941
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	2,738	57	397	12,941

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	9,338	4,454	(19)	15,248
Capital gain distributions	—	231	—	—
Net realized gain (loss) on investments	9,338	4,685	(19)	15,248

Net change in unrealized appreciation
(depreciation) on investments	(5,989)	(1,712)	333	(9,535)
Net increase (decrease) in net assets
resulting from operations	$6,087	$3,030	$711	$18,654
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$3,613	$7,117	$5,716	$3,341	$392	$3,857
Expenses
Mortality and expense and administration charges	486	555	459	420	123	536
Net investment income	3,127	6,562	5,257	2,921	269	3,321

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	10,216	(27)	700	7,055	615	16,774
Capital gain distributions	13,527	4,476	—	6,446	5,659	8,211
Net realized gain (loss) on investments	23,743	4,449	700	13,501	6,274	24,985

Net change in unrealized appreciation
(depreciation) on investments	17,979	(25,781)	10,054	26,331	8,934	18,808
Net increase (decrease) in net assets
resulting from operations	$44,849	$(14,770)	$16,011	$42,753	$15,477	$47,114
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Net assets at December 31, 2018	$31,833	$119,580	$24,169	$279	$283,004	$388,074
Changes from 2019 operations
Net investment income	—	—	—	—	6,475	9,306
Net realized gain (loss) on investments	1,171	19,097	3,760	72	32,255	36,532
Net change in unrealized appreciation
(depreciation) on investments	7,495	20,705	3,467	50	27,171	58,247
Net increase (decrease) in net assets
resulting from operations	8,666	39,802	7,227	122	65,901	104,085
Contract transactions
Deposits	—	—	—	—	12,807	15,901
Surrenders and death benefits	—	—	—	—	(10,901)	(4,549)
Contract maintenance charges	(1,094)	(3,643)	(1,159)	(158)	(19,001)	(18,671)
Other transfers between sub-accounts,
including fixed interest account	342	205	(211)	230	715	(501)
Net increase (decrease) in net assets
resulting from contract transactions	(752)	(3,438)	(1,370)	72	(16,380)	(7,820)
Total increase (decrease) in net assets	7,914	36,364	5,857	194	49,521	96,265
Net assets at December 31, 2019	$39,747	$155,944	$30,026	$473	$332,525	$484,339
Changes from 2020 operations
Net investment income	54	—	—	7	6,307	10,176
Net realized gain (loss) on investments	17,434	44,954	5,759	96	19,184	19,283
Net change in unrealized appreciation (depreciation) on investments	6,224	17,175	13,136	255	12,390	(20,857)
Net increase (decrease) in net
assets resulting from operations	23,712	62,129	18,895	358	37,881	8,602
Contract transactions
Deposits	—	—	—	—	12,594	16,467
Surrenders and death benefits	(22,328)	(33,572)	(109)	—	(1,183)	(41,573)
Contract maintenance charges	(1,347)	(4,314)	(1,192)	(184)	(19,154)	(18,901)
Other transfers between sub-accounts,
including fixed interest account	(1,845)	(1,961)	31	178	15,210	77,218
Net increase (decrease) in net assets
resulting from contract transactions	(25,520)	(39,847)	(1,270)	(6)	7,467	33,211
Total increase (decrease) in net assets	(1,808)	22,282	17,625	352	45,348	41,813
Net assets at December 31, 2020	$37,939	$178,226	$47,651	$825	$377,873	$526,152
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Net assets at December 31, 2018	$32,537	$3,191	$1,010,637	$69,140
Changes from 2019 operations
Net investment income	—	54	19,927	668
Net realized gain (loss) on investments	4,417	137	100,505	6,666
Net change in unrealized appreciation
(depreciation) on investments	6,754	896	189,138	7,976
Net increase (decrease) in net assets resulting from operations	11,171	1,087	309,570	15,310
Contract transactions
Deposits	588	—	28,989	1,356
Surrenders and death benefits	(332)	—	(2,877)	(479)
Contract maintenance charges	(826)	(105)	(37,970)	(2,946)
Other transfers between sub-accounts,
including fixed interest account	—	27	(39,099)	1,033
Net increase (decrease) in net assets
resulting from contract transactions	(570)	(78)	(50,957)	(1,036)
Total increase (decrease) in net assets	10,601	1,009	258,613	14,274
Net assets at December 31, 2019	$43,138	$4,200	$1,269,250	$83,414
Changes from 2020 operations
Net investment income	—	47	19,577	766
Net realized gain (loss) on investments	14,656	906	180,329	3,783
Net change in unrealized appreciation (depreciation) on investments	6,079	(99)	19,811	4,279
Net increase (decrease) in net
assets resulting from operations	20,735	854	219,717	8,828
Contract transactions
Deposits	604	—	28,685	1,336
Surrenders and death benefits	(13,615)	(2,464)	(229,839)	(558)
Contract maintenance charges	(1,048)	(98)	(38,212)	(2,825)
Other transfers between sub-accounts,
including fixed interest account	(140)	(129)	84,942	931
Net increase (decrease) in net assets
resulting from contract transactions	(14,199)	(2,691)	(154,424)	(1,116)
Total increase (decrease) in net assets	6,536	(1,837)	65,293	7,712
Net assets at December 31, 2020	$49,674	$2,363	$1,334,543	$91,126
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2018	$295,941	$323,219	$793,688	$411,751	$480,264	$959,035
Changes from 2019 operations
Net investment income	4,956	180	2,042	11,654	4,767	18,965
Net realized gain (loss) on investments	19,539	72,135	113,185	(350)	58,402	—
Net change in unrealized appreciation
(depreciation) on investments	54,457	22,331	131,657	28,173	49,141	—
Net increase (decrease) in net assets resulting from operations	78,952	94,646	246,884	39,477	112,310	18,965
Contract transactions
Deposits	10,932	14,984	26,626	16,348	11,909	46,580
Surrenders and death benefits	(21,403)	(80,096)	(7,718)	(13,007)	(8,797)	(216,093)
Contract maintenance charges	(12,275)	(13,355)	(32,279)	(14,661)	(19,856)	(42,783)
Other transfers between sub-accounts,
including fixed interest account	(2,933)	(3,990)	3,711	(2,270)	7,905	3,505
Net increase (decrease) in net assets
resulting from contract transactions	(25,679)	(82,457)	(9,660)	(13,590)	(8,839)	(208,791)
Total increase (decrease) in net assets	53,273	12,189	237,224	25,887	103,471	(189,826)
Net assets at December 31, 2019	$349,214	$335,408	$1,030,912	$437,638	$583,735	$769,209
Changes from 2020 operations
Net investment income	682	148	854	10,307	3,439	2,466
Net realized gain (loss) on investments	25,814	69,711	94,030	831	3,449	—
Net change in unrealized appreciation (depreciation) on investments	23,939	57,445	204,873	29,720	98,950	—
Net increase (decrease) in net
assets resulting from operations	50,435	127,304	299,757	40,858	105,838	2,466
Contract transactions
Deposits	10,201	14,368	26,422	17,230	12,760	43,083
Surrenders and death benefits	(66,252)	(39,575)	(138,845)	(1,042)	(41,197)	(2,293)
Contract maintenance charges	(11,160)	(13,670)	(35,821)	(15,350)	(19,148)	(34,705)
Other transfers between sub-accounts,
including fixed interest account	27,104	(27,422)	(57,498)	4,231	16,994	167,097
Net increase (decrease) in net assets
resulting from contract transactions	(40,107)	(66,299)	(205,742)	5,069	(30,591)	173,182
Total increase (decrease) in net assets	10,328	61,005	94,015	45,927	75,247	175,648
Net assets at December 31, 2020	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

				Lazard	Wells Fargo
				Retirement	Advantage
	Invesco Variable Investment Funds			Series, Inc.	Fund
		Van Kampen		Retirement
	High	V.I. Mid-Cap	Core	U.S. Small
	Yield	Growth	Equity	Cap Equity	Discovery
	Fund	Fund[3]	Fund	Portfolio	Fund

Net assets at December 31, 2018	$40,953	$64,639	$32,153	$351,878	$4,377
Changes from 2019 operations
Net investment income	2,138	—	361	—	—
Net realized gain (loss) on investments	(218)	17,055	4,507	8,905	665
Net change in unrealized appreciation
(depreciation) on investments	3,136	(4,271)	4,419	95,319	1,035
Net increase (decrease) in net assets resulting from operations	5,056	12,784	9,287	104,224	1,700
Contract transactions
Deposits	1,356	900	1,112	14,594	—
Surrenders and death benefits	(11,373)	(31,940)	—	(13,143)	—
Contract maintenance charges	(1,572)	(1,916)	(1,240)	(15,675)	(143)
Other transfers between sub-accounts,
including fixed interest account	1,357	(342)	(100)	(1,534)	37
Net increase (decrease) in net assets
resulting from contract transactions	(10,232)	(33,298)	(228)	(15,758)	(106)
Total increase (decrease) in net assets	(5,176)	(20,514)	9,059	88,466	1,594
Net assets at December 31, 2019	$35,777	$44,125	$41,212	$440,344	$5,971
Changes from 2020 operations
Net investment income	2,056	—	560	749	—
Net realized gain (loss) on investments	(73)	1,368	10,133	25,635	3,044
Net change in unrealized appreciation (depreciation) on investments	(819)	(1,937)	(5,181)	3,034	52
Net increase (decrease) in net
assets resulting from operations	1,164	(569)	5,512	29,418	3,096
Contract transactions
Deposits	895	259	1,112	14,772	—
Surrenders and death benefits	(48)	(21,652)	(7,894)	(35,725)	(3,736)
Contract maintenance charges	(1,054)	(395)	(1,296)	(14,361)	(134)
Other transfers between sub-accounts,
including fixed interest account	(1)	(21,768)	(76)	13,776	(497)
Net increase (decrease) in net assets
resulting from contract transactions	(208)	(43,556)	(8,154)	(21,538)	(4,367)
Total increase (decrease) in net assets	956	(44,125)	(2,642)	7,880	(1,271)
Net assets at December 31, 2020	$36,733	$—	$38,570	$448,224	$4,700
(Continued)
3 The fund liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Net assets at December 31, 2018	$595,335	$285,287	$618,012	$202,952	$154,355
Changes from 2019 operations
Net investment income	12,174	6,809	—	4,240	—
Net realized gain (loss) on investments	(7,044)	23,188	44,911	10,885	13,176
Net change in unrealized appreciation
(depreciation) on investments	147,681	44,454	137,123	23,455	31,001
Net increase (decrease) in net assets resulting from operations	152,811	74,451	182,034	38,580	44,177
Contract transactions
Deposits	24,958	12,088	12,250	4,544	3,419
Surrenders and death benefits	(52,629)	(9,797)	(9,291)	(11,329)	(1,613)
Contract maintenance charges	(26,653)	(8,007)	(27,718)	(8,869)	(4,511)
Other transfers between sub-accounts,
including fixed interest account	2,400	7,597	(2,846)	(799)	2,568
Net increase (decrease) in net assets
resulting from contract transactions	(51,924)	1,881	(27,605)	(16,453)	(137)
Total increase (decrease) in net assets	100,887	76,332	154,429	22,127	44,040
Net assets at December 31, 2019	$696,222	$361,619	$772,441	$225,079	$198,395
Changes from 2020 operations
Net investment income	8,833	6,740	—	3,085	—
Net realized gain (loss) on investments	(3,745)	9,249	94,096	13,697	46,282
Net change in unrealized appreciation (depreciation) on investments	106,928	(11,514)	157,429	14,717	4,529
Net increase (decrease) in net
assets resulting from operations	112,016	4,475	251,525	31,499	50,811
Contract transactions
Deposits	25,174	12,399	12,232	5,216	2,901
Surrenders and death benefits	(29,832)	(422)	(18,794)	(423)	(29,844)
Contract maintenance charges	(26,000)	(7,017)	(29,252)	(9,212)	(4,964)
Other transfers between sub-accounts,
including fixed interest account	(17,032)	11,863	(52,358)	(26,384)	(29,698)
Net increase (decrease) in net assets
resulting from contract transactions	(47,690)	16,823	(88,172)	(30,803)	(61,605)
Total increase (decrease) in net assets	64,326	21,298	163,353	696	(10,794)
Net assets at December 31, 2020	$760,548	$382,917	$935,794	$225,775	$187,601
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$285,661	$19,103	$10,902	$685,408
Changes from 2019 operations
Net investment income	2,725	353	387	12,723
Net realized gain (loss) on investments	16,372	1,220	(16)	65,857
Net change in unrealized appreciation
(depreciation) on investments	39,606	3,454	1,041	72,536
Net increase (decrease) in net assets resulting from operations	58,703	5,027	1,412	151,116
Contract transactions
Deposits	9,836	177	393	24,919
Surrenders and death benefits	(42,173)	—	(2,102)	(14,429)
Contract maintenance charges	(9,848)	(476)	(472)	(31,540)
Other transfers between sub-accounts,
including fixed interest account	7,336	—	(18)	(3,609)
Net increase (decrease) in net assets
resulting from contract transactions	(34,849)	(299)	(2,199)	(24,659)
Total increase (decrease) in net assets	23,854	4,728	(787)	126,457
Net assets at December 31, 2019	$309,515	$23,831	$10,115	$811,865
Changes from 2020 operations
Net investment income	2,738	57	397	12,941
Net realized gain (loss) on investments	9,338	4,685	(19)	15,248
Net change in unrealized appreciation (depreciation) on investments	(5,989)	(1,712)	333	(9,535)
Net increase (decrease) in net
assets resulting from operations	6,087	3,030	711	18,654
Contract transactions
Deposits	10,343	177	451	22,929
Surrenders and death benefits	(23,631)	(19,068)	—	(636)
Contract maintenance charges	(8,643)	(364)	(462)	(31,806)
Other transfers between sub-accounts,
including fixed interest account	(13,190)	(1,219)	92	11,636
Net increase (decrease) in net assets
resulting from contract transactions	(35,121)	(20,474)	81	2,123
Total increase (decrease) in net assets	(29,034)	(17,444)	792	20,777
Net assets at December 31, 2020	$280,481	$6,387	$10,907	$832,642
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$194,518	$249,305	$197,690	$180,945	$48,709	$219,344
Changes from 2019 operations
Net investment income	2,876	7,206	4,809	2,550	168	2,173
Net realized gain (loss) on investments	21,335	16,244	(125)	8,857	6,594	11,753
Net change in unrealized appreciation
(depreciation) on investments	35,006	46,468	11,874	38,832	7,004	43,435
Net increase (decrease) in net assets resulting from operations	59,217	69,918	16,558	50,239	13,766	57,361
Contract transactions
Deposits	12,865	12,140	4,565	5,799	5,438	10,875
Surrenders and death benefits	(1,935)	(3,576)	(1,665)	(21,023)	(286)	(2,669)
Contract maintenance charges	(9,854)	(12,389)	(5,377)	(5,039)	(4,248)	(10,626)
Other transfers between sub-accounts,
including fixed interest account	(2,198)	(7,290)	(2,100)	1,992	399	1,281
Net increase (decrease) in net assets
resulting from contract transactions	(1,122)	(11,115)	(4,577)	(18,271)	1,303	(1,139)
Total increase (decrease) in net assets	58,095	58,803	11,981	31,968	15,069	56,222
Net assets at December 31, 2019	$252,613	$308,108	$209,671	$212,913	$63,778	$275,566
Changes from 2020 operations
Net investment income	3,127	6,562	5,257	2,921	269	3,321
Net realized gain (loss) on investments	23,743	4,449	700	13,501	6,274	24,985
Net change in unrealized appreciation (depreciation) on investments	17,979	(25,781)	10,054	26,331	8,934	18,808
Net increase (decrease) in net
assets resulting from operations	44,849	(14,770)	16,011	42,753	15,477	47,114
Contract transactions
Deposits	13,403	12,463	3,806	5,799	5,451	10,763
Surrenders and death benefits	(25,453)	(7,387)	(114)	(11,002)	(244)	(241)
Contract maintenance charges	(10,851)	(11,441)	(5,954)	(4,925)	(4,225)	(10,307)
Other transfers between sub-accounts,
including fixed interest account	(8,327)	11,318	13,845	(692)	(1,435)	(25,542)
Net increase (decrease) in net assets
resulting from contract transactions	(31,228)	4,953	11,583	(10,820)	(453)	(25,327)
Total increase (decrease) in net assets	13,621	(9,817)	27,594	31,933	15,024	21,787
Net assets at December 31, 2020	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

1.    Organization

Athene Variable Life Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account is a funding vehicle for individual variable life contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.

The Separate Account includes four variable life insurance products: Clarity Variable Universal Life (Clarity VUL), Conseco Variable Universal Life (Conseco VUL), Clarity Survivorship Variable Universal Life (Clarity SVUL), and Clarity Duo Variable Universal Life (Clarity Duo). None of these products are being actively marketed by the Company. The significant features of the products are summarized below:

Clarity VUL and Conseco VUL - These contracts provide accumulation values, surrender rights, loan privileges and other features associated with life insurance as well as tax deferred investment options to potentially maximize the value of the contract.

Clarity SVUL - This contract also offers a combination of life insurance and tax‑deferred investment opportunities, but it covers two people in a single contract that pays a death benefit at the second death.

Clarity Duo - This contract utilizes two products, a single premium fixed annuity and a variable universal life contract, to create a single one‑time transaction that will pay the variable universal life’s premiums over seven years.

Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub‑accounts invest in the following underlying mutual fund portfolios (collectively the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund *	VP Disciplined Core Value Fund*
VP Value Fund	VP Value Fund
VP Ultra Fund	VP Ultra Fund
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	Sustainable US Equity Portfolio Fund
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Government Money Market Fund	Government Money Market Fund
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Van Kampen V.I. Mid-Cap Growth Fund **	Van Kampen V.I. Mid-Cap Growth Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
Wells Fargo Advantage Funds	Wells Fargo Advantage Funds
Discovery Fund	Discovery Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Equity Income Portfolio II
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Health Sciences Portfolio II	Health Sciences Portfolio II
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
Calibrated Dividend Growth Portfolio	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Small Company Growth Portfolio	Small Company Growth Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

*The fund name changed in 2020. The fund was formerly known as the VP Income & Growth Fund.
** The fund liquidated on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. There are material risks and uncertainties surrounding the spread of the Coronavirus Disease of 2019 (COVID-19), which has resulted in significant volatility in the financial markets. Estimates may vary as more information about the extent to which COVID-19 and the resulting impact on economic conditions and the financial markets become known. Actual results may differ from the estimates used in preparing the financial statements. The significant estimate included in the accompanying financial statements is the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2020.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Separate Account deducts a mortality and expense and administration fee from the contractholder of 0.20%, on an annual basis, of the accumulation value invested in the Vanguard Variable Insurance Funds. This fee is deducted as part of the daily accumulation unit value calculation, in net investment income (loss).
Premium Charges
The Company deducts a premium charge from each premium payment from the contractholder of 5.5% to 8.0% of all premiums in the first through the tenth contract year and 3% to 4% of all premiums in the eleventh and later contract years for all of the products except Clarity Duo. Premium charges are deducted from deposits; therefore, deposits are recorded net of premium charges, and these charges are not recorded in the financial statements of the Separate Account. These charges are recorded in the Company's general account.
Contract Maintenance Charges
Contract maintenance charges are made up of risk charges, contract charges and cost of insurance.
Risk Charge
For Clarity VUL and Conseco VUL, the Separate Account deducts a risk charge each month of 0.80% to 0.84%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.36% to 0.40%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. For Clarity SVUL, the Separate Account deducts a risk charge of 0.07% per month of the accumulation value in the sub-account for the first through the fifteenth contract year and 0.03% per month of the accumulation value in the sub-account for the sixteenth contract year and thereafter. Clarity Duo assesses a risk charge that varies from 0.40% to 0.70%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.15% to 0.45%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. The amount of the charge will vary among policyholders, and is based on the sex, age and rate class of the primary insured. Risk charges for all the products are recognized as redemptions of units. These charges are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

Contract Charges
The Separate Account deducts a contract charge of $25 to $35 per month in the first contract year and $5 to $7.50 per month thereafter for all of the products except for Clarity Duo. Contract charges are recognized as redemptions of units and are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Cost of Insurance
A deduction for cost of insurance and cost of any riders is also made monthly. This charge will depend on the specified amount of insurance coverage, the accumulation value, and the sex, age and rate class of the primary insured. Cost of insurance is recognized as a redemption of units and is included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Surrender Charges
Surrender charges will be imposed in the event of a full or partial surrender. The surrender charge will depend on the year of surrender, sex, issue age and rate class of the primary insured. A fee of $25 will also be assessed on all partial surrenders, in addition to any other surrender charges already imposed. Clarity VUL allows for one free partial surrender each contract year up to 10% of the unloaned accumulation value but never to exceed the net surrender value of the contract. Surrender charges are withheld from the proceeds of the surrender by the Company with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Separate Account. These fees are recorded in the Company's general account.
Transfer Fees
Transfers in excess of twelve for Clarity VUL and Clarity SVUL and in excess of 20 for Conseco VUL and Clarity Duo during each contract year will result in a $25 transfer fee assessment against the contract. These fees are recorded in the Company's general account. Fees charged on separate account contractowner deposits are included in the statement of changes in net assets as other transfers between sub-accounts, including fixed interest account.

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

4.    Purchases and Sales of Securities
    The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2020:

	Cost of	Proceeds
	Purchases	From Sales

The Alger Funds
Large Cap Growth Portfolio	$5,445	$26,091
Capital Appreciation Portfolio	23,251	40,338
Mid Cap Growth Portfolio	5,273	1,395
Small Cap Growth Portfolio	221	173
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	45,474	15,787
VP Value Fund	74,063	19,808
VP Ultra Fund	5,020	14,806
BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	116	2,709
Stock Index Fund	119,826	177,305
Small Cap Stock Index Portfolio	7,657	3,646
Fidelity Variable Insurance Products
Overseas Portfolio	$25,748	$63,724
Growth Portfolio	45,428	77,841
Contrafund Portfolio	23,059	222,191
Investment Grade Bond Portfolio	40,582	25,038
Mid-Cap Portfolio	49,311	76,462
Government Money Market Fund	216,013	40,365
Invesco Variable Investment Funds
High Yield Fund	2,555	706
Van Kampen V.I. Mid-Cap Growth Fund	6,640	43,698
Core Equity Fund	11,172	9,110
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	57,653	49,813
Wells Fargo Advantage Funds
Discovery Fund	625	4,394
		(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

	Cost of	Proceeds
	Purchases	From Sales

Janus Henderson Portfolio
Overseas Portfolio	51,930	90,786
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	36,931	5,222
Blue Chip Growth Portfolio	34,308	93,277
Moderate Allocation Portfolio	16,050	35,776
Health Sciences Portfolio II	12,851	63,939
Lord Abbett Series Fund, Inc.
Mid-Cap Stock Portfolio	23,921	56,304
Calibrated Dividend Growth Portfolio	355	20,542
Bond-Debenture Portfolio	1,186	708
Growth and Income Portfolio	68,847	53,782
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	28,373	42,946
Real Estate Index Portfolio	31,491	15,501
Total Bond Market Index Portfolio	37,549	20,710
Total Stock Market Index Portfolio	14,990	16,444
Small Company Growth Portfolio	12,133	6,658
Capital Growth Portfolio	18,856	32,651

		(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

5.    Summary of Unit Transactions
    Transactions in units for the years ended December 31, 2020 and 2019 were as follows:

	Years Ended December 31,
	2020	2019
	Units	Units

The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(449)	(22)
The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(410)	(52)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(21)	(28)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	3
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
Contract purchases	367	400
Redemptions and transfers to/from	(215)	(919)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	382	357
Redemptions and transfers to/from	558	(576)
American Century Variable Portfolios, Inc. VP Ultra Fund
Contract purchases	13	16
Redemptions and transfers to/from	(255)	(32)
BNY Mellon Investment Portfolios Sustainable
US Equity Portfolio Fund
Contract purchases	—	—
Redemptions and transfers to/from	(75)	(3)
BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	733	824
Redemptions and transfers to/from	(4,089)	(2,239)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	41	39
Redemptions and transfers to/from	(69)	(67)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	566	655
Redemptions and transfers to/from	(2,027)	(2,088)
		(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

	Years Ended December 31,
	2020	2019
	Units	Units

Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	490	647
Redemptions and transfers to/from	(2,565)	(4,049)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	598	740
Redemptions and transfers to/from	(4,477)	(997)
Fidelity Variable Insurance Products Investment
Grade Bond Portfolio
Contract purchases	875	905
Redemptions and transfers to/from	(639)	(1,651)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	376	349
Redemptions and transfers to/from	(1,088)	(597)
Fidelity Variable Insurance Products Government
Money Market Fund
Contract purchases	3,486	3,810
Redemptions and transfers to/from	10,524	(20,784)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	36	55
Redemptions and transfers to/from	(45)	(466)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap
Growth Fund
Contract purchases	8	29
Redemptions and transfers to/from	(1,329)	(1,308)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	38	42
Redemptions and transfers to/from	(286)	(49)
Lazard Retirement Series, Inc Retirement U.S.
Small Cap Equity Portfolio
Contract purchases	285	272
Redemptions and transfers to/from	(856)	(646)
Wells Fargo Advantage Funds Discovery Fund
Contract purchases	—	—
Redemptions and transfers to/from	(60)	(2)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	620	645
Redemptions and transfers to/from	(1,580)	(2,133)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	516	476
Redemptions and transfers to/from	111	(403)
		(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

	Years Ended December 31,
	2020	2019
	Units	Units

T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	219	267
Redemptions and transfers to/from	(1,714)	(867)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	178	170
Redemptions and transfers to/from	(1,162)	(806)
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	35	47
Redemptions and transfers to/from	(693)	(49)
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
Contract purchases	481	423
Redemptions and transfers to/from	(1,922)	(2,063)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	5	6
Redemptions and transfers to/from	(529)	(15)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	17	16
Redemptions and transfers to/from	(15)	(101)
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
Contract purchases	970	1,024
Redemptions and transfers to/from	(1,011)	(2,076)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	361	365
Redemptions and transfers to/from	(1,050)	(402)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	444	413
Redemptions and transfers to/from	(253)	(805)
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Contract purchases	207	268
Redemptions and transfers to/from	441	(540)
Vanguard Variable Insurance Funds Total Stock
Market Index Portfolio
Contract purchases	159	176
Redemptions and transfers to/from	(413)	(801)
Vanguard Variable Insurance Funds Small Company
Growth Portfolio
Contract purchases	137	140
Redemptions and transfers to/from	(130)	(104)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	214	236
Redemptions and transfers to/from	(638)	(262)
		(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

6.    Financial Highlights
The Company sells four different variable life products which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

The Alger Funds:
Large Cap Growth Portfolio
2020	596	$63.441	$65.969	$37,939	—%	—	67.03%	67.03%
2019	1,045	37.982	39.496	39,747	—	—	27.43	27.43
2018	1,066	29.806	30.994	31,833	—	—	2.21	2.21
2017	1,096	29.162	30.325	32,014	—	—	28.46	28.46
2016	1,198	22.701	23.606	27,232	—	—	(0.83)	(0.83)
Capital Appreciation Portfolio
2020	1,708	92.638	104.394	178,226	—	—	41.75	41.75
2019	2,118	65.352	73.645	155,944	—	—	33.58	33.58
2018	2,169	48.923	55.131	119,580	0.08	—	(0.10)	(0.10)
2017	2,236	48.972	55.187	123,393	0.16	—	31.08	31.08
2016	2,377	37.360	42.101	100,089	0.19	—	0.50	0.50
Mid Cap Growth Portfolio
2020	577	57.092	85.686	47,651	—	—	64.63	64.63
2019	598	34.679	52.048	30,026	—	—	30.26	30.26
2018	626	26.624	39.958	24,169	—	—	(7.44)	(7.44)
2017	660	28.765	43.172	27,564	—	—	29.79	29.79
2016	857	22.163	33.263	27,755	—	—	0.97	0.97
Small Cap Growth Portfolio
2020	11	69.024	69.024	825	1.02	—	67.15	67.15
2019	11	41.294	41.294	473	—	—	29.34	29.34
2018	9	31.928	31.928	279	—	—	1.44	1.44
2017	7	31.476	31.476	215	—	—	28.73	28.73
2016	62	24.451	24.451	1,525	—	—	6.24	6.24
American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund
2020	9,614	39.252	39.561	377,873	1.98	—	11.81	11.81
2019	9,462	35.107	35.382	332,525	2.08	—	23.95	23.95
2018	9,981	28.323	28.546	283,004	1.91	—	(6.87)	(6.87)
2017	11,348	30.412	30.651	345,691	2.38	—	20.49	20.48
2016	11,571	25.241	25.439	292,423	2.33	—	13.48	13.48
						(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

VP Value Fund
2020	11,535	$37.195	$50.472	$526,152	2.37%	—	0.98%	0.98%
2019	10,595	36.835	49.984	484,339	2.12	—	27.03	27.03
2018	10,814	28.996	39.347	388,074	1.65	—	(9.15)	(9.15)
2017	12,482	31.916	43.310	484,923	1.67	—	8.75	8.75
2016	13,139	29.349	39.826	464,760	1.72	—	20.48	20.48
VP Ultra Fund
2020	804	61.790	61.790	49,674	—	—	49.85	49.85
2019	1,046	41.234	41.234	43,138	—	—	34.58	34.58
2018	1,062	30.639	30.639	32,537	0.25	—	0.76	0.76
2017	1,068	30.408	30.408	32,489	0.36	—	32.23	32.23
2016	1,073	22.997	22.997	24,677	0.41	—	4.45	4.45
BNY Mellon Investment Portfolios:
Sustainable US Equity Portfolio Fund
2020	61	38.210	38.210	2,363	1.16	—	24.14	24.14
2019	136	30.779	30.779	4,200	1.44	—	34.36	34.36
2018	139	22.908	22.908	3,191	1.75	—	(4.40)	(4.40)
2017	143	23.963	23.963	3,432	1.13	—	15.33	15.33
2016	148	20.777	20.777	3,068	1.28	—	10.37	10.37
Stock Index Fund
2020	28,113	46.544	49.316	1,334,543	1.57	—	18.01	18.01
2019	31,469	39.442	41.791	1,269,250	1.72	—	31.18	31.18
2018	32,883	30.066	31.857	1,010,637	1.66	—	(4.63)	(4.63)
2017	33,932	31.527	33.405	1,093,419	1.72	—	21.54	21.54
2016	34,593	25.940	27.485	917,321	2.03	—	11.71	11.71
Small Cap Stock Index Portfolio
2020	2,158	42.208	42.208	91,126	1.06	—	10.64	10.64
2019	2,186	38.150	38.150	83,414	0.86	—	22.21	22.21
2018	2,215	31.217	31.217	69,140	0.85	—	(8.97)	(8.97)
2017	2,572	34.294	34.294	88,191	0.71	—	12.40	12.40
2016	3,169	30.510	30.510	96,673	0.92	—	25.73	25.73
						(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Fidelity Variable Insurance Products:
Overseas Portfolio
2020	15,143	$21.318	$29.915	$359,542	0.20%	—	15.33%	15.33%
2019	16,604	18.484	25.938	349,214	1.52	—	27.50	27.50
2018	18,037	14.497	20.343	295,941	1.38	—	(15.06)	(15.06)
2017	17,219	17.067	23.949	335,176	1.26	—	29.99	29.99
2016	16,902	13.130	18.424	250,429	1.27	—	(5.27)	(5.27)
Growth Portfolio
2020	9,884	37.338	61.574	396,413	0.04	—	43.55	43.55
2019	11,959	26.011	42.894	335,408	0.06	—	33.98	33.98
2018	15,361	19.414	32.016	323,219	0.04	—	(0.43)	(0.43)
2017	15,722	19.499	32.155	332,031	0.08	—	34.81	34.82
2016	18,671	14.463	23.851	289,277	—	—	0.55	0.55
Contrafund Portfolio
2020	21,098	52.151	58.615	1,124,927	0.08	—	30.23	30.23
2019	24,977	40.044	45.008	1,030,912	0.22	—	31.27	31.27
2018	25,234	30.504	34.285	793,688	0.43	—	(6.64)	(6.64)
2017	27,516	32.674	36.724	929,401	0.76	—	21.59	21.59
2016	30,752	26.873	30.204	857,841	0.64	—	7.73	7.73
Investment Grade Bond Portfolio
2020	23,711	20.394	20.394	483,565	2.24	—	9.39	9.39
2019	23,475	18.642	18.642	437,638	2.70	—	9.67	9.67
2018	24,222	16.999	16.999	411,751	2.39	—	(0.53)	(0.53)
2017	26,974	17.090	17.090	460,980	2.41	—	4.22	4.22
2016	27,129	16.399	16.399	444,870	2.30	—	4.74	4.74
Mid-Cap Portfolio
2020	15,158	43.474	43.474	658,982	0.63	—	18.19	18.19
2019	15,870	36.783	36.783	583,735	0.87	—	23.45	23.45
2018	16,118	29.797	29.797	480,264	0.62	—	(14.54)	(14.54)
2017	19,392	34.866	34.866	676,117	0.70	—	20.81	20.81
2016	21,386	28.860	28.860	617,196	0.50	—	12.23	12.23
Government Money Market Fund
2020	76,434	12.362	12.362	944,857	0.31	—	0.32	0.32
2019	62,424	12.322	12.322	769,209	2.00	—	2.02	2.02
2018	79,398	12.079	12.079	959,035	1.64	—	1.65	1.65
2017	79,164	11.883	11.883	940,673	0.67	—	0.67	0.67
2016	83,533	11.803	11.803	985,926	0.20	—	0.20	0.20
						(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Invesco Variable Investment Funds:
High Yield Fund
2020	1,364	$26.924	$26.924	$36,733	6.05%	—	3.32%	3.32%
2019	1,373	26.059	26.059	35,777	5.43	—	13.51	13.51
2018	1,784	22.958	22.958	40,953	3.53	—	(3.35)	(3.35)
2017	3,520	23.754	23.754	83,611	3.98	—	6.30	6.30
2016	3,697	22.347	22.347	82,624	3.93	—	11.21	11.21
Van Kampen V.I. Mid-Cap Growth Fund
2020	—	—	—	$—	—	—	—	—
2019	1,321	33.408	33.408	44,125	—	—	34.34	34.34
2018	2,599	24.868	24.868	64,639	—	—	(5.58)	(5.58)
2017	2,808	26.339	26.339	73,950	—	—	22.49	22.49
2016	2,948	21.503	21.503	63,381	—	—	0.76	0.76
Core Equity Fund
2020	1,144	33.707	33.707	38,570	1.40	—	13.85	13.85
2019	1,392	29.606	29.606	41,212	0.96	—	28.96	28.96
2018	1,399	22.957	22.957	32,153	0.91	—	(9.39)	(9.39)
2017	1,388	25.337	25.337	35,203	0.97	—	13.17	13.17
2016	1,778	22.388	22.388	39,816	0.69	—	10.26	10.26
Lazard Retirement Series, Inc:
Retirement U.S. Small Cap Equity Portfolio
2020	8,078	38.998	62.502	448,224	0.19	—	6.76	6.76
2019	8,649	36.527	58.542	440,344	—	—	29.93	29.93
2018	9,023	28.114	45.058	351,878	0.02	—	(13.24)	(13.24)
2017	10,138	32.403	51.933	451,891	0.35	—	13.95	13.95
2016	9,824	28.438	45.577	390,814	—	—	15.78	15.78
Wells Fargo Advantage Funds:
Discovery Fund
2020	56	83.607	83.607	4,700	—	—	62.65	62.65
2019	116	51.403	51.403	5,971	—	—	39.02	39.02
2018	118	36.975	36.975	4,377	—	—	(7.06)	(7.06)
2017	121	39.785	39.785	4,831	—	—	29.13	29.13
2016	125	30.810	30.810	3,844	—	—	7.65	7.65
						(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Janus Henderson Portfolio:
Overseas Portfolio
2020	16,034	$36.860	$51.110	$760,548	1.38%	—	16.30%	16.30%
2019	16,994	31.694	43.948	696,222	1.92	—	27.02	27.02
2018	18,483	24.953	34.600	595,335	1.82	—	(14.94)	(14.94)
2017	20,362	29.336	40.678	771,516	0.35	—	31.12	31.12
2016	21,418	22.374	31.024	619,727	5.01	—	(6.45)	(6.45)
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio II
2020	13,455	28.461	28.461	382,917	2.13	—	0.96	0.96
2019	12,828	28.191	28.191	361,619	2.08	—	26.04	26.04
2018	12,755	22.366	22.366	285,287	1.79	—	(9.69)	(9.69)
2017	12,959	24.767	24.767	320,962	1.42	—	15.73	15.73
2016	19,219	21.400	21.400	411,287	2.08	—	18.85	18.85
Blue Chip Growth Portfolio
2020	13,794	67.839	67.839	935,794	—	—	34.28	34.28
2019	15,289	50.521	50.521	772,441	—	—	29.89	29.89
2018	15,889	38.896	38.896	618,012	—	—	1.92	1.92
2017	18,326	38.164	38.164	699,419	—	—	36.17	36.17
2016	26,113	28.028	28.028	731,894	—	—	0.78	0.78
Moderate Allocation Portfolio
2020	6,932	32.567	32.567	225,775	1.39	—	14.54	14.54
2019	7,916	28.433	28.433	225,079	1.96	—	19.80	19.80
2018	8,551	23.733	23.733	202,952	1.79	—	(5.08)	(5.08)
2017	8,829	25.003	25.003	220,751	1.51	—	17.41	17.41
2016	9,906	21.295	21.295	210,954	1.64	—	6.45	6.45
Health Science Portfolio II
2020	1,796	104.525	104.525	187,601	—	—	29.27	29.27
2019	2,454	80.859	80.859	198,395	—	—	28.63	28.63
2018	2,455	62.862	62.862	154,355	—	—	0.86	0.86
2017	2,580	62.327	62.327	160,832	—	—	27.31	27.31
2016	2,866	48.958	48.958	140,332	—	—	(10.72)	(10.72)
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio
2020	10,996	25.508	25.508	280,481	1.05	—	2.50	2.50
2019	12,437	24.887	24.887	309,515	0.95	—	22.64	22.64
2018	14,077	20.292	20.292	285,661	0.66	—	(15.04)	(15.04)
2017	15,109	23.884	23.884	360,854	0.62	—	6.83	6.83
2016	15,341	22.357	22.357	342,986	0.52	—	16.39	16.39
						(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Calibrated Dividend Growth Portfolio
2020	158	$40.318	$40.318	$6,387	0.27%	—	15.42%	15.42%
2019	682	34.933	34.933	23,831	1.61	—	26.45	26.45
2018	691	27.627	27.627	19,103	1.76	—	(4.67)	(4.67)
2017	831	28.981	28.981	24,082	1.76	—	19.12	19.12
2016	834	24.328	24.328	20,294	1.59	—	15.10	15.10
Bond-Debenture Portfolio
2020	385	28.319	28.319	10,907	3.95	—	7.30	7.30
2019	383	26.392	26.392	10,115	3.35	—	13.35	13.35
2018	468	23.282	23.282	10,902	3.92	—	(4.02)	(4.02)
2017	566	24.257	24.257	13,720	4.25	—	9.21	9.21
2016	556	22.211	22.211	12,342	2.13	—	12.13	12.13
Growth and Income Portfolio
2020	30,789	27.044	27.044	832,642	1.79	—	2.70	2.70
2019	30,830	26.333	26.333	811,865	1.69	—	22.49	22.49
2018	31,883	21.498	21.498	685,408	1.35	—	(8.14)	(8.14)
2017	35,098	23.404	23.404	821,423	1.33	—	13.38	13.38
2016	38,125	20.642	20.642	786,958	1.51	—	17.11	17.11
Vanguard Variable Insurance Funds:
Mid-Cap Index Portfolio
2020	5,839	45.601	45.601	266,234	1.48	0.20	17.83	17.83
2019	6,528	38.699	38.699	252,613	1.45	0.20	30.61	30.61
2018	6,565	29.629	29.629	194,518	1.14	0.20	(9.51)	(9.51)
2017	6,552	32.744	32.744	214,548	1.18	0.20	18.84	18.84
2016	6,920	27.552	27.552	190,671	1.36	0.20	10.89	10.89
Real Estate Index Portfolio
2020	9,956	29.960	29.960	298,291	2.54	0.20	(5.04)	(5.04)
2019	9,765	31.551	31.551	308,108	2.68	0.20	28.55	28.55
2018	10,157	24.544	24.544	249,305	2.94	0.20	(5.54)	(5.54)
2017	9,907	25.984	25.984	257,419	2.47	0.20	4.57	4.57
2016	10,030	24.849	24.849	249,238	2.57	0.20	8.14	8.14
Total Bond Market Index Portfolio
2020	12,665	18.733	18.733	237,265	2.50	0.20	7.37	7.37
2019	12,017	17.447	17.447	209,671	2.54	0.20	8.46	8.46
2018	12,289	16.087	16.087	197,690	2.01	0.20	(0.33)	(0.33)
2017	10,101	16.140	16.140	163,031	2.31	0.20	3.28	3.28
2016	9,520	15.628	15.628	148,784	2.26	0.20	2.27	2.27
						(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Total Stock Market Index Portfolio
2020	5,481	$44.669	$44.669	$244,846	1.57%	0.20	20.31%	20.31%
2019	5,735	37.127	37.127	212,913	1.53	0.20	30.49	30.49
2018	6,360	28.452	28.452	180,945	1.25	0.20	(5.53)	(5.53)
2017	4,978	30.117	30.117	149,925	1.92	0.20	20.73	20.73
2016	5,260	24.947	24.947	131,229	1.45	0.20	12.33	12.33
Small Company Growth Portfolio
2020	1,504	52.360	52.360	78,802	0.63	0.20	22.94	22.94
2019	1,497	42.591	42.591	63,778	0.49	0.20	27.85	27.85
2018	1,462	33.312	33.312	48,709	0.56	0.20	(7.45)	(7.45)
2017	2,986	35.993	35.993	107,489	0.61	0.20	23.22	23.22
2016	4,731	29.211	29.211	138,188	0.35	0.20	14.71	14.71
Capital Growth Portfolio
2020	4,901	60.671	60.671	297,353	1.43	0.20	17.24	17.24
2019	5,325	51.750	51.750	275,566	1.09	0.20	26.25	26.25
2018	5,351	40.992	40.992	219,344	0.86	0.20	(1.38)	(1.38)
2017	5,951	41.564	41.564	247,350	1.18	0.20	28.58	28.58
2016	6,435	32.326	32.326	208,030	1.15	0.20	10.62	10.62
						(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2020

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2021, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2020 that require disclosure or adjustment to the financial statements at that date or for the period ended.
The accompanying notes are an integral part of these financial statements.

Exhibit Index

Exhibit No.	Description
99	Athene Annuity & Life Assurance Company Financial Statements – Statutory-Basis and Supplementary Schedules December 31, 2020 and 2019
The accompanying notes are an integral part of these financial statements.